                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-01434

                    LINCOLN NATIONAL VARIABLE ANNUITY FUND A
               (Exact name of registrant as specified in charter)

                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
               (Address of principal executive offices) (Zip code)

                          Elizabeth A. Frederick, Esq.
                   The Lincoln National Life Insurance Company
                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801
                     (Name and address of agent for service)

                        Copies of all communications to:
                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                              1775 Eye Street, N.W.
                              Washington, D.C. 2006

Registrant's telephone number, including area code: (260) 455-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2003 through June 30, 2003

Item 1. Reports to Stockholders

                            VARIABLE ANNUITY FUND A

                          [DELAWARE INVESTMENTS LOGO]

                               Lincoln National
                               Variable Annuity Fund A
                               Semiannual Report
                               June 30, 2003

LINCOLN NATIONAL VARIABLE ANNUITY FUND A

INDEX

STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
STATEMENT OF NET ASSETS
June 30, 2003 (Unaudited)

                                                 NUMBER OF      FAIR
                                                  SHARES        VALUE
    COMMON STOCK-99.68%
    AEROSPACE & DEFENSE-2.21%
    General Dynamics......................         4,200     $   304,500
  + L-3 Communications....................         7,000         304,430
    Northrop Grumman......................         3,300         284,757
    Raytheon..............................         6,900         226,596
    United Technologies...................         6,500         460,395
                                                             -----------
                                                               1,580,678
                                                             -----------
    AUTOMOBILES & AUTOMOTIVE PARTS-1.09%
    General Motors........................         9,600         345,600
    Johnson Controls......................         5,100         436,560
                                                             -----------
                                                                 782,160
                                                             -----------
    BANKING & FINANCE-15.57%
    American Express......................         8,500         355,385
    Bank of America.......................        15,500       1,224,965
    Bank One..............................         1,900          70,642
    Bear Stearns..........................         5,900         427,278
    Block (H&R)...........................         9,300         402,225
    Citigroup.............................        50,997       2,182,671
    Comerica..............................         7,600         353,400
    Countrywide Financial.................         5,400         375,678
    Fannie Mae............................         2,600         175,344
    FleetBoston Financial.................         8,300         246,593
    Freddie Mac...........................        21,400       1,086,478
    Goldman Sachs.........................           900          75,375
  + Investment Technology.................         4,500          83,700
    JP Morgan Chase.......................        14,940         510,649
    MBNA..................................         9,500         197,980
    Mellon Financial......................        11,900         330,225
    Merrill Lynch.........................         4,700         219,396
    Morgan Stanley........................         8,000         342,000
    SEI Investments.......................         5,200         166,400
    US Bancorp............................        15,863         388,644
    Wachovia..............................         6,400         255,744
    Washington Mutual.....................        14,300         590,590
    Wells Fargo...........................        21,000       1,058,400
                                                             -----------
                                                              11,119,762
                                                             -----------
    BUILDINGS & MATERIALS-0.32%
    KB HOME...............................         3,700         229,326
                                                             -----------
                                                                 229,326
                                                             -----------
    BUSINESS SERVICES-0.63%
  + Cendant...............................        24,700         452,504
                                                             -----------
                                                                 452,504
                                                             -----------
    CABLE, MEDIA & PUBLISHING-5.76%
  + AOL Time Warner.......................        78,050       1,255,824
  + Clear Channel Communications..........        12,100         512,919
  + Comcast-Class A.......................         4,031         121,656
  + Comcast-Special Class A...............        28,600         824,538
  + InterActiveCorp.......................         9,200         364,044
  + Viacom-Class B........................        23,800       1,039,108
                                                             -----------
                                                               4,118,089
                                                             -----------

                                                 NUMBER OF      FAIR
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    CHEMICALS-1.53%
    duPont (E.I.) deNemours...............         4,300     $   179,052
    IMC Global............................        30,700         205,997
    Lubrizol..............................         5,700         176,643
    Praxair...............................         3,000         180,300
    RPM International.....................        11,100         152,625
    Sigma-Aldrich.........................         3,700         200,466
                                                             -----------
                                                               1,095,083
                                                             -----------
    COMPUTERS & TECHNOLOGY-9.74%
    Adobe Systems.........................        18,500         593,295
    Automatic Data Processing.............         7,300         247,178
  + Dell Computer.........................        26,700         853,332
    Deluxe................................         5,300         237,440
    Electronic Data Systems...............         9,500         203,775
    First Data............................         9,900         410,256
    Hewlett-Packard.......................        16,597         353,516
    International Business Machines.......         6,500         536,250
  + Intuit................................        10,100         449,753
    Microsoft.............................        99,700       2,553,317
  + Oracle................................        26,500         318,530
  + Peoplesoft............................         8,200         144,238
  + Siebel Systems........................         6,500          62,010
                                                             -----------
                                                               6,962,890
                                                             -----------
    CONSUMER PRODUCTS-4.18%
    3M....................................         5,600         722,288
    Colgate-Palmolive.....................         4,900         283,955
    Fortune Brands........................         4,000         208,800
    Kimberly-Clark........................         7,800         406,692
    McKesson..............................         3,100         110,794
    Procter & Gamble......................        14,100       1,257,438
                                                             -----------
                                                               2,989,967
                                                             -----------
    ELECTRONICS & ELECTRICAL EQUIPMENT-9.21%
  + Altera................................        23,600         387,040
  + Analog Devices........................         7,800         271,596
  + Applied Materials.....................         8,100         128,466
  + Applied Micro Circuits................        20,500         124,025
    Emerson Electric......................         6,200         316,820
  + Emulex................................         9,700         220,869
    General Electric......................        81,000       2,323,080
    Intel.................................        77,500       1,610,760
    Koninklijke Philips Electronics-NY
     Share................................         9,200         175,812
    Linear Technology.....................         5,400         173,934
    Microchip Technology..................        15,400         377,300
    Texas Instruments.....................        27,040         475,904
                                                             -----------
                                                               6,585,606
                                                             -----------
    ENERGY-5.75%
    Amerada Hess..........................         7,200         354,096
    Anadarko Petroleum....................         7,900         351,313
    ChevronTexaco.........................         4,799         346,488
    ConocoPhillips........................         5,500         301,400
    Devon Energy..........................         5,400         288,360
    Exxon Mobil...........................        40,400       1,450,764

                           Variable Annuity Fund A- 1

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
STATEMENT OF NET ASSETS (CONTINUED)

                                                 NUMBER OF      FAIR
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    ENERGY (CONTINUED)
    GlobalSantaFe.........................         7,400     $   172,716
    Marathon Oil..........................        12,400         326,740
    Occidental Petroleum..................        15,400         516,670
                                                             -----------
                                                               4,108,547
                                                             -----------
    ENVIRONMENTAL SERVICES-0.70%
    Waste Management......................        20,900         503,481
                                                             -----------
                                                                 503,481
                                                             -----------
    FOOD, BEVERAGE & TOBACCO-4.32%
    Altria Group..........................         7,900         358,976
    Archer-Daniels-Midland................        20,240         260,489
    Coca-Cola.............................        20,400         946,764
    Kraft Foods-Class A...................        15,100         491,505
    Pepsi Bottling........................        11,500         230,230
    PepsiCo...............................        14,000         623,000
    Sara Lee..............................         9,400         176,814
                                                             -----------
                                                               3,087,778
                                                             -----------
    HEALTHCARE & PHARMACEUTICALS-15.76%
    Abbott Laboratories...................        10,400         455,104
  + Amgen.................................        11,800         790,364
    Baxter International..................        20,700         538,200
    Bristol-Myers Squibb..................         7,200         195,480
    Cardinal Health.......................         2,950         189,685
  + Cytyc.................................        16,600         174,632
  + Forest Laboratories...................         4,000         219,000
  + Genentech.............................         1,700         122,604
    Guidant...............................         6,800         301,852
    HCA...................................        17,200         551,088
    Hillenbrand Industries................         3,400         171,530
  + Idec Pharmaceuticals..................         9,400         319,600
    Johnson & Johnson.....................        30,600       1,582,020
    Lilly (Eli)...........................         2,200         151,734
    Merck.................................        22,200       1,344,210
    Pfizer................................        76,520       2,613,158
    Schering-Plough.......................        26,100         485,460
  + Steris................................        10,000         230,900
  + Tenet Healthcare......................        21,200         246,980
    UnitedHealth..........................        11,400         572,850
                                                             -----------
                                                              11,256,451
                                                             -----------
    INDUSTRIAL MACHINERY-0.50%
    Deere & Company.......................         3,100         141,670
    Pentair...............................         5,500         214,830
                                                             -----------
                                                                 356,500
                                                             -----------
    INSURANCE-4.77%
    AFLAC.................................         7,400         227,550
    Allstate..............................        11,800         420,670
    American International................        17,700         976,686
  + Anthem................................           900          69,435
    John Hancock Financial Services.......         5,000         153,650
    Marsh & McLennan......................         4,800         245,136
    Metlife...............................        12,200         345,504
    Nationwide Financial Services-Class
     A....................................         7,200         234,000

                                                 NUMBER OF      FAIR
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    INSURANCE (CONTINUED)
    Old Republic International............         5,900     $   202,193
    Principal Financial...................         5,600         180,600
    Prudential Financial..................        10,600         356,690
                                                             -----------
                                                               3,412,114
                                                             -----------
    LEISURE, LODGING & ENTERTAINMENT-2.13%
    Eastman Kodak.........................        19,700         538,795
    Harley-Davidson.......................        12,800         510,208
  + Harrah's Entertainment................         1,700          68,408
  + Yum Brands............................        13,600         402,016
                                                             -----------
                                                               1,519,427
                                                             -----------
    MISCELLANEOUS-0.27%
  + Gentex................................         6,300         192,843
                                                             -----------
                                                                 192,843
                                                             -----------
    PACKAGING & CONTAINERS-0.42%
  + Pactiv................................         8,200         161,622
    Sonoco Products.......................         5,800         139,316
                                                             -----------
                                                                 300,938
                                                             -----------
    PAPER & FOREST PRODUCTS-0.27%
    International Paper...................         5,400         192,942
                                                             -----------
                                                                 192,942
                                                             -----------
    RETAIL-5.73%
  + Bed Bath & Beyond.....................         7,200         279,432
  + Best Buy..............................         8,500         373,320
    CVS...................................         9,600         269,088
    Home Depot............................        27,100         897,552
  + Kohl's................................        11,300         580,594
  + Office Depot..........................        17,000         246,670
    Penney (J.C.).........................        25,600         431,360
    Ross Stores...........................         5,900         252,166
  + Saks..................................        14,700         142,590
    Wal-Mart Stores.......................        11,600         622,572
                                                             -----------
                                                               4,095,344
                                                             -----------
    TELECOMMUNICATIONS-5.85%
  + AT&T Wireless Services................        33,800         277,498
    BellSouth.............................        13,200         351,516
  + CIENA.................................        30,100         156,219
  + Cisco Systems.........................        61,900       1,026,921
  + General Motors-Class H................        26,900         344,589
    QUALCOMM..............................        20,600         736,450
    SBC Communications....................        37,763         964,845
    Verizon Communications................         8,136         320,965
                                                             -----------
                                                               4,179,003
                                                             -----------
    TEXTILES, APPAREL & FURNITURE-1.23%
  + Coach.................................         4,800         238,752
    Newell Rubbermaid.....................         9,300         260,400
    NIKE..................................         3,500         187,215
    V F...................................         5,700         194,085
                                                             -----------
                                                                 880,452
                                                             -----------

                           Variable Annuity Fund A- 2

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
STATEMENT OF NET ASSETS (CONTINUED)

                                                 NUMBER OF      FAIR
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    TRANSPORTATION & SHIPPING-0.46%
    CSX...................................        11,000     $   330,990
                                                             -----------
                                                                 330,990
                                                             -----------
    UTILITIES-1.28%
    American Electric Power...............         4,900         146,167
    Duke Energy...........................        11,500         229,425
    FirstEnergy...........................         5,100         196,095

                                                 NUMBER OF      FAIR
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    UTILITIES (CONTINUED)
    Oneok.................................         9,300     $   182,559
    TXU...................................         7,000         157,150
                                                             -----------
                                                                 911,396
                                                             -----------
    TOTAL COMMON STOCK (COST
     $62,324,815).........................                    71,244,271
                                                             -----------

TOTAL MARKET VALUE OF SECURITIES-99.68% (COST
 $62,324,815)...............................................      71,244,271
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.32%.......         229,159
                                                              --------------
NET ASSETS-100.00%..........................................  $   71,473,430
                                                              ==============
NET ASSETS ARE REPRESENTED BY:
VALUE OF ACCUMULATION UNITS:
4,579,586 units at $14.409 unit value.......................  $   65,989,082
ANNUITY RESERVES:
84,514 units at $14.409 unit value..........................       1,217,788
222,337 units at $19.190 unit value.........................       4,266,560
                                                              --------------
Total net assets............................................  $   71,473,430
                                                              ==============

------------------
 +Non-income producing security for the period ended June 30, 2003.

                             See accompanying notes

                           Variable Annuity Fund A- 3

LINCOLN NATIONAL VARIABLE ANNUITY
FUND A
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends....................................                $  571,741
Interest.....................................                       723
                                                             ----------
                                                                572,464
                                                             ----------
EXPENSES:
Investment management services...............  $   107,221
Mortality and expense guarantees.............      315,927      423,148
                                               -----------   ----------
NET INVESTMENT INCOME........................                   149,316
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
Net realized loss on investments.............   (2,114,028)
Increase in net unrealized appreciation/
 depreciation of investments.................    9,664,635
                                               -----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS.................................                 7,550,607
                                                             ----------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS..................................                $7,699,923
                                                             ==========

                             See accompanying notes

LINCOLN NATIONAL VARIABLE ANNUITY
FUND A
STATEMENTS OF CHANGES IN NET ASSETS

                                             SIX MONTHS
                                                ENDED
                                               6/30/03      YEAR ENDED
                                             (UNAUDITED)    12/31/2002
                                             -----------   ------------
CHANGES FROM OPERATIONS:
Net investment income......................  $   149,316   $    335,568
Net realized loss on investments...........   (2,114,028)   (12,422,857)
Increase (decrease) in net unrealized
 appreciation/depreciation of
 investments...............................    9,664,635    (11,040,713)
                                             -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.................    7,699,923    (23,128,002)
Net decrease from equity transactions......   (2,560,815)    (8,762,903)
                                             -----------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS....    5,139,108    (31,890,905)
Net assets, at beginning of period.........   66,334,322     98,225,227
                                             -----------   ------------
NET ASSETS, AT END OF PERIOD...............  $71,473,430   $ 66,334,322
                                             ===========   ============

                             See accompanying notes

                           Variable Annuity Fund A- 4

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES
The Fund--The Lincoln National Variable Annuity Fund A (Fund) is a segregated investment account of The Lincoln National Life Insurance Company. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund's investment objective is to maximize long-term growth of capital. The Fund invests primarily in equity securities diversified over industries and companies.

Investments--All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq Stock Market Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates fair value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Managers.

Federal Income Taxes--Operations of the Fund form a part of, and are taxed with, operations of The Lincoln National Life Insurance Company, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the investment income and gains on investments of the Fund. Accordingly, no provision for any such liability has been made.

Income--Dividends are recorded as earned on the ex-dividend date and interest is accrued as earned.

Annuity Reserves--Reserves on contracts not involving life contingencies are calculated using assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%. Reserves on contracts involving life contingencies are calculated using the Progressive Annuity Table with the age adjusted for persons born before 1900 or after 1919 and assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS
The aggregate cost of investments purchased and the aggregate proceeds from investments sold (exclusive of short-term investments) during the six months ended June 30, 2003 amounted to $28,133,975 and $30,517,240, respectively.

3. EXPENSES/SALES CHARGES AND OTHER TRANSACTIONS WITH AFFILIATES
The Lincoln National Life Insurance Company (Lincoln Life) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. Lincoln Life is a direct wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, Lincoln Life receives an investment management services fee at the rate of .000885% of the current value of the Fund per day (.323% on an annual basis) and for mortality and expense guarantees at the rate of .002745% of the current value of the Fund per day (1.002% on an annual basis). Lincoln Life retained $1,394 from the proceeds of the sale of annuity contracts during the period for sales and administrative charges. Accordingly, Lincoln Life is responsible for all sales, general, and administrative expenses applicable to the Fund.

Delaware Management Company (the "Sub-Adviser") is responsible for the day-to-day management of the Fund's investment portfolio. The Sub-Adviser is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of LNC. For its services, the Sub-Adviser is paid directly by Lincoln Life, not the Fund.

The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interesting bearing accounts. For the six months ended June 30, 2003, the custodial fee offset arrangement was not material to either expenses or to the calculation of average net assets and the ratio of expenses to average net assets.

4. NET ASSETS
Net assets at June 30, 2003 consisted of the following:

Equity transactions..........................  $(217,614,561)
Accumulated net investment income............     74,696,591
Accumulated net realized gain on
 investments.................................    205,471,944
Net unrealized appreciation of investments...      8,919,456
                                               -------------
NET ASSETS                                     $  71,473,430
                                               =============

                           Variable Annuity Fund A- 5

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. SUMMARY OF CHANGES IN EQUITY TRANSACTIONS

                                               SIX MONTHS ENDED JUNE 30, 2003         YEAR ENDED DECEMBER 31, 2002
                                                 UNITS             AMOUNT              UNITS             AMOUNT
                                               ---------        -------------        ---------        -------------
Accumulation Units:
 Balance at beginning of period..............  4,747,195        $(201,232,797)       5,304,630        $(193,282,004)
 Contract purchases..........................      5,343               70,484           40,407              548,029
 Terminated contracts........................   (172,952)          (2,271,893)        (597,842)          (8,498,822)
                                               ---------        -------------        ---------        -------------
Balance at end of period.....................  4,579,586        $(203,434,206)       4,747,195        $(201,232,797)
                                               =========        =============        =========        =============
Annuity Reserves:
 Balance at beginning of period..............    328,690        $ (13,820,949)         373,397        $ (13,008,839)
 Annuity payments............................    (21,839)            (359,406)         (44,707)            (812,110)
 Receipt of guarantee mortality
 adjustments.................................          -                    -                -                    -
                                               ---------        -------------        ---------        -------------
Balance at end of period.....................    306,851        $ (14,180,355)         328,690        $ (13,820,949)
                                               =========        =============        =========        =============

6. SUPPLEMENTAL INFORMATION-SELECTED PER UNIT DATA AND RATIOS
The following is selected financial data for an accumulation unit outstanding throughout each period:

                                                 SIX MONTHS
                                                   ENDED             YEAR ENDED DECEMBER 31,
                                               JUNE 30, 2003*         2002           2001
                                               --------------        -------        -------
Investment income............................     $ 0.115            $ 0.253        $ 0.249
Expenses.....................................       0.085              0.191          0.228
                                                  -------            -------        -------
Net investment income (loss).................       0.030              0.062          0.021
Net realized and unrealized gain (loss) on
 investments.................................       1.507             (4.238)        (2.354)
                                                  -------            -------        -------
Increase (decrease) in accumulation unit
 value.......................................       1.537             (4.176)        (2.333)
Accumulation unit value at beginning of
 period......................................      12.872             17.048         19.381
                                                  -------            -------        -------
Accumulation unit value at end of period.....     $14.409            $12.872        $17.048
                                                  =======            =======        =======
Ratio of expenses to average net assets......       1.28%              1.28%          1.28%
Ratio of net investment income (loss) to
 average net assets..........................       0.45%              0.41%          0.12%
Portfolio turnover rate......................      85.20%             60.26%         78.03%
Number of accumulation units outstanding at
 end of period (expressed in thousands)
 Accumulation units:.........................       4,580              4,747          5,305
 Reserve units:..............................         307                329            373


                                                    YEAR ENDED DECEMBER 31,
                                                2000           1999           1998
                                               -------        -------        -------
Investment income............................  $ 0.265        $ 0.283        $ 0.301
Expenses.....................................    0.275          0.256          0.217
                                               -------        -------        -------
Net investment income (loss).................   (0.010)         0.027          0.084
Net realized and unrealized gain (loss) on
 investments.................................   (2.454)         3.106          3.028
                                               -------        -------        -------
Increase (decrease) in accumulation unit
 value.......................................   (2.464)         3.133          3.112
Accumulation unit value at beginning of
 period......................................   21.845         18.712         15.600
                                               -------        -------        -------
Accumulation unit value at end of period.....  $19.381        $21.845        $18.712
                                               =======        =======        =======
Ratio of expenses to average net assets......    1.28%          1.28%          1.28%
Ratio of net investment income (loss) to
 average net assets..........................   (0.05%)         0.14%          0.49%
Portfolio turnover rate......................   66.67%         21.46%         31.10%
Number of accumulation units outstanding at
 end of period (expressed in thousands)
 Accumulation units:.........................    5,787          6,366          7,176
 Reserve units:..............................      426            472            530

* Ratios and portfolio turnover have been annualized.

                           Variable Annuity Fund A- 6

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principle Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Reserved

Item 9. Controls and Procedures

      (a) The President and Chief Accounting Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

      (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10. Exhibits

(a)   Not Applicable

(b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

      (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LINCOLN NATIONAL VARIABLE ANNUITY FUND A (REGISTRANT)

         /s/ Kelly D Clevenger
         ------------------------
         Kelly D. Clevenger
         President
         (Signature and Title)

Date: August 29, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Kelly D. Clevenger
      --------------------------
      Kelly D. Clevenger
      Chairman of the Board, President and Director
      (Signature and Title)

Date: August 29, 2003



By  /s/ William P. Flory, Jr.
    -------------------------
    William P. Flory, Jr.
    Chief Accounting Officer
    (Signature and Title)


Date: August 29, 2003